united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-416-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 90.15%
AEROSPACE/DEFENSE - 0.68%
Kaman Corp.	$5,000,000	3.2500		5/1/2024	$5,565,285

AIRLINES - 1.34%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	11,800,000	0.0000		9/28/2023	11,008,220

AUTO PARTS & EQUIPMENT - 2.58%
General Motors - Societe General SA Synthetic	20,100,000	0.0000		11/16/2021	21,157,260

BIOTECHNOLOGY - 1.48%
ANI Pharmaceuticals, Inc.	9,316,000	3.0000		12/1/2019	9,500,531
Illumina, Inc. - 144A	100,000	0.0000		8/15/2023	101,582
Ligand Pharmaceuticals, Inc. - 144A	3,000,000	0.7500		5/15/2023	2,553,396
					12,155,509
COMMERCIAL SERVICES - 0.50%
FTI Consulting, Inc. - 144A	3,000,000	2.0000		8/15/2023	2,913,750
Square, Inc. - 144A	1,000,000	0.5000		5/15/2023	1,182,983
					4,096,733
COMPUTERS - 7.71%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	26,000,000	0.0000		10/16/2023	23,597,600
Electronics for Imaging, Inc. - 144A	19,000,000	2.2500		11/15/2023	19,109,763
Lumentum Holdings, Inc.	19,000,000	0.2500		3/15/2024	20,445,425
					63,152,788
DIVERSIFIED FINANCIAL SERVICES - 11.04%
Cowen, Inc.	21,000,000	3.0000		12/15/2022	23,622,816
Encore Capital Group, Inc.	100,000	3.0000		7/1/2020	94,474
Granite Point Mortgage Trust, Inc. - 144A	21,000,000	5.6250		12/1/2022	21,308,070
Granite Point Mortgage Trust, Inc.	5,000,000	6.3750		10/1/2023	5,089,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,000,000	4.1250		9/1/2022	17,333,640
PRA Group, Inc.	1,000,000	3.0000		8/1/2020	961,642
PRA Group, Inc.	2,000,000	3.5000		6/1/2023	1,873,800
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	1,200,000	0.2500		5/1/2023	1,133,280
Voya Financial, Inc. - Deutsche Bank AG Synthetic	21,000,000	1.0000		5/1/2023	19,085,640
					90,503,317
ELECTRONICS - 5.84%
II-VI, Inc.	20,000,000	0.2500		9/1/2022	21,216,000
Knowles Corp.	3,000,000	3.2500		11/1/2021	3,320,724
OSI Systems, Inc.	100,000	1.2500		9/1/2022	103,639
Vishay Intertechnology, Inc. - 144A	25,000,000	2.2500		6/15/2025	23,256,600
					47,896,963
ENERGY-ALTERNATE SOURCES - 0.58%
NextEra Energy Partners LP - 144A	5,000,000	1.5000		9/15/2020	4,765,060

ENGINEERING & CONSTRUCTION - 5.78%
Dycom Industries, Inc.	24,000,000	0.7500		9/15/2021	23,062,152
Tutor Perini Corp.	25,562,000	2.8750		6/15/2021	24,295,428
					47,357,580
ENTERTAINMENT - 0.12%
Marriot Vacation Worldwide Corp.	1,000,000	1.5000		9/15/2022	943,945

HOME BUILDERS - 4.50%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	20,000,000	0.0000		9/26/2023	19,214,000
KB Home	1,000,000	1.3750		2/1/2019	1,003,750
LGI Homes, Inc.	6,000,000	4.2500		11/15/2019	16,647,018
					36,864,768
INSURANCE - 2.20%
HCI Group, Inc.	500,000	3.8750		3/15/2019	498,743
HCI Group, Inc.	17,617,000	4.2500		3/1/2037	17,521,569
					18,020,312
INTERNET - 4.69%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	23,000,000	0.0000		4/21/2023	23,227,700
Booking Holdings, Inc.	100,000	0.9000		9/15/2021	113,405
Google, Inc. - Bank of America Finance LLC Synthetic	14,374,000	0.0000		9/28/2023	13,928,406
Twitter, Inc. - 144A	1,000,000	0.2500		6/15/2024	931,645
Twitter, Inc.	100,000	1.0000		9/15/2021	93,487
Zillow Group, Inc.	100,000	2.0000		12/1/2021	101,732
					38,396,375
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 90.15% (Continued)
INVESTMENT COMPANIES - 0.39%
BlackRock Capital Investment Corp.	$1,000,000	5.0000		6/15/2022	$983,606
BlackRock TCP Capital Corp.	100,000	4.6250		3/1/2022	98,496
Goldman Sachs BDC, Inc.	1,000,000	4.5000		4/1/2022	982,500
New Mountain Finance Corp.	100,000	5.0000		6/15/2019	100,487
TPG Speciality Lending, Inc.	1,000,000	4.5000		8/1/2022	1,003,180
					3,168,269
MINING - 2.75%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	22,000,000	0.0000		10/30/2023	22,519,200

OIL & GAS - 0.93%
Helix Energy Solutions Group, Inc.	1,000,000	4.1250		9/15/2023	1,027,761
Oasis Petroleum, Inc.	100,000	2.6250		9/15/2023	94,750
PDC Energy, Inc.	7,000,000	1.1250		9/15/2021	6,365,625
SM Energy Co.	100,000	1.5000		7/1/2021	96,209
					7,584,345
PHARMACEUTICALS - 7.14%
Jazz Investments I, Ltd.	15,000,000	1.5000		8/15/2024	13,928,955
Jazz Investments I, Ltd.	9,000,000	1.8750		8/15/2021	8,852,193
Pacira Pharmaceuticals, Inc.	13,000,000	2.3750		4/1/2022	12,926,875
Supernus Pharmaceuticals, Inc. - 144A	23,000,000	0.6250		4/1/2023	22,813,125
					58,521,148
PRIVATE EQUITY - 0.44%
Hercules Capital, Inc.	3,757,000	4.3750		2/1/2022	3,640,255

REITS - 10.18%
Apollo Commercial Real Estate Finance, Inc.	22,000,000	4.7500		8/23/2022	21,326,250
Apollo Commercial Real Estate Finance, Inc.	1,000,000	5.3750		10/15/2023	977,500
Arbor Realty Trust, Inc. - 144A	13,000,000	5.2500		7/1/2021	13,097,500
Blackstone Mortgage Trust, Inc.	8,000,000	4.3750		5/5/2022	7,979,672
Blackstone Mortgage Trust, Inc.	100,000	4.7500		3/15/2023	99,436
Exantas Capital Corp.	8,000,000	4.5000		8/15/2022	7,920,000
KKR Real Estate Finance Trust, Inc. - 144A	10,000,000	6.1250		5/15/2023	9,981,810
New York Mortgage Trust, Inc.	3,000,000	6.2500		1/15/2022	2,973,750
PennyMac Corp.	1,000,000	5.3750		5/1/2020	993,854
Redwood Trust, Inc.	8,000,000	4.7500		8/15/2023	7,550,688
Two Harbors Investment Corp. - 144A	1,000,000	6.2500		1/15/2022	1,007,283
Western Asset Mortgage Capital Corp.	10,015,000	6.7500		10/1/2022	9,533,288
					83,441,031
RETAIL - 2.29%
EZCORP, Inc.	100,000	2.1250		6/15/2019	98,652
EZCORP, Inc. - 144A	20,000,000	2.3750		5/1/2025	16,745,680
Vitamin Shoppe, Inc.	2,000,000	2.2500		12/1/2020	1,926,752
					18,771,084
SEMICONDUCTORS - 3.67%
Cree, Inc. - 144A	7,207,000	0.8750		9/1/2023	7,723,526
ON Semiconductor Corp.	1,000,000	1.0000		12/1/2020	1,231,099
ON Semiconductor Corp.	1,000,000	1.6250		10/15/2023	1,211,113
Silicon Laboratories, Inc.	1,000,000	1.3750		3/1/2022	1,066,272
Synaptics, Inc.	21,000,000	0.5000		6/15/2022	18,849,600
					30,081,610
SOFTWARE - 2.76%
Akami Technologies, Inc. - 144A	21,000,000	0.1250		5/1/2025	20,094,627
CSG Systems International, Inc.	500,000	4.2500		3/15/2036	515,950
Guidewire Software, Inc.	2,000,000	1.2500		3/15/2025	2,032,086
					22,642,663

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 90.15% (Continued)
TELECOMMUNICATIONS - 4.35%
CalAmp Corp.	$1,000,000	1.6250		5/15/2020	$962,602
CalAmp Corp. - 144A	20,000,000	2.0000		8/1/2025	16,043,580
Finisar Corp.	16,000,000	0.5000		12/15/2036	15,534,176
Viavi Solutions, Inc.	1,000,000	1.0000		3/1/2024	1,050,361
Viavi Solutions, Inc. - 144A	2,000,000	1.7500		6/1/2023	2,087,368
					35,678,087
TRANSPORTATION - 4.58%
Air Transport Services Group, Inc.	22,000,000	1.1250		10/15/2024	21,793,838
Atlas Air Worldwide Holdings, Inc.	1,000,000	1.8750		6/1/2024	1,077,858
Atlas Air Worldwide Holdings, Inc.	14,000,000	2.2500		6/1/2022	14,612,500
Kansas City Southern, Inc. - Goldman Sachs Group, Inc. Synthetic	100,000	0.0000		2/16/2021	94,175
					37,578,371
TRUCKING & LEASING - 1.63%
Greenbrier Cos, Inc.	13,000,000	2.8750		2/1/2024	13,381,459

TOTAL CONVERTIBLE BONDS					738,891,637
(Cost - $740,050,821)
PREFERRED STOCK - 3.74%	Shares	Dividend Rate (%)
REITS - 3.74%
Great Ajax Corp.	621,640	7.2500		4/30/2024	15,310,993
Ready Capital Corp.	587,300	7.0000		8/15/2023	15,299,165
TOTAL PREFERRED STOCK					30,610,158
(Cost - $30,366,732)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 0.73%
United States Treasury Notes	$5,000,000	0.7500		2/15/2019	4,996,944
United States Treasury Notes	1,000,000	1.0000		6/30/2019	994,219
TOTAL U.S. TREASURY OBLIGATIONS					5,991,163
(Cost - $5,998,425)
	Shares
SHORT-TERM INVESTMENTS - 4.94%
MONEY MARKET FUND - 4.94%
Milestone Treasury Obligations Portfolio - Institutional Class	40,509,159	2.2300	+		40,509,159
TOTAL SHORT-TERM INVESTMENTS
(Cost - $40,509,159)

TOTAL INVESTMENTS - 99.56%
(Cost - $816,925,137)					$816,002,117
OTHER ASSETS LESS LIABILITIES - 0.44%					3,605,688
NET ASSETS - 100.00%					$819,607,805

+ Variable rate security. Interest rate is as of January 31, 2019.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of January 31, 2019
	% of Net
Sector	Assets
Financial	40.00%
Industrial	18.83%
Technology	15.56%
Consumer, Cyclical	7.90%
Consumer, Non cyclical	7.60%
Communications	3.75%
Energy	1.26%
Government	0.61%
Short-Term Investments	4.12%
Other Assets Less Liabilities	0.37%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 136.32%
AIRLINES - 3.59%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic *	$4,474,000	0.0000		9/28/2023	$4,173,795

AUTO MANUFACTURERS - 3.62%
General Motors Co. - Societe Generale SA Synthetic *	4,000,000	0.0000		11/16/2021	4,210,400

BIOTECHNOLOGY - 1.83%
Ligand Pharmaceuticals, Inc. - 144A *	2,500,000	0.7500		5/15/2023	2,127,830

COMMERCIAL SERVICES - 2.50%
FTI Consulting, Inc. - 144A *	3,000,000	2.0000		8/15/2023	2,913,750

COMPUTERS - 10.72%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	5,200,000	0.0000		10/16/2023	4,719,520
Electronics For Imaging, Inc. - 144A *	4,500,000	2.2500		11/15/2023	4,525,997
Lumentum Holdings, Inc. *	3,000,000	0.2500		3/15/2024	3,228,225
					12,473,742
DIVERSIFIED FINANCIAL SERVICES - 15.12%
Cowen, Inc. *	4,500,000	3.0000		12/15/2022	5,062,032
Granite Point Mortgage Trust, Inc. - 144A *	4,500,000	5.6250		12/1/2022	4,566,015
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	4,500,000	4.1250		9/1/2022	4,333,410
Voya Financial, Inc. - Deutsche Bank AG Synthetic *	4,000,000	1.0000		5/1/2023	3,635,360
					17,596,817
ELECTRONICS - 9.87%
II-VI, Inc. *	4,700,000	0.2500		9/1/2022	4,985,760
Knowles Corp. *	1,500,000	3.2500		11/1/2021	1,660,362
Vishay Intertechnology, Inc. - 144A *	5,200,000	2.2500		6/15/2025	4,837,373
					11,483,495
ENERGY-ALTERNATE SOURCES - 0.82%
NextEra Energy Partners LP - 144A *	1,000,000	1.5000		9/15/2020	953,012

ENGINEERING & CONSTRUCTION - 8.21%
Dycom Industries, Inc. *	5,000,000	0.7500		9/15/2021	4,804,615
Tutor Perini Corp. *	5,000,000	2.8750		6/15/2021	4,752,255
					9,556,870
HOME BUILDERS - 3.96%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	4,800,000	0.0000		9/26/2023	4,611,360

INSURANCE - 3.42%
HCI Group, Inc. *	4,000,000	4.2500		3/1/2037	3,978,332

INTERNET - 8.28%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	4,700,000	0.0000		4/21/2023	4,746,530
Google, Inc. - Bank of America Finance LLC Synthetic *	3,600,000	0.0000		9/28/2023	3,488,400
Twitter, Inc. - 144A *	1,500,000	0.2500		6/15/2024	1,397,467
					9,632,397
INVESTMENT COMPANIES - 2.96%
Goldman Sachs BDC, Inc. *	3,500,000	4.5000		4/1/2022	3,438,750

MINING - 3.87%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *	4,400,000	0.0000		10/30/2023	4,503,840

OIL & GAS - 1.17%
PDC Energy, Inc. *	1,500,000	1.1250		9/15/2021	1,364,063
					1,364,063
PHARMACEUTICALS - 10.39%
Jazz Investments I, Ltd. *	5,000,000	1.5000		8/15/2024	4,642,985
Pacira Pharmaceuticals, Inc. *	2,700,000	2.3750		4/1/2022	2,684,812
Supernus Pharmaceuticals, Inc. - 144A *	4,800,000	0.6250		4/1/2023	4,761,000
					12,088,797

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 136.32% (Continued)
REITS - 15.29%
Apollo Commercial Real Estate Finance, Inc. *	$4,500,000	4.7500		8/23/2022	$4,362,188
Arbor Realty Trust, Inc. - 144A *	2,500,000	5.2500		7/1/2021	2,518,750
Blackstone Mortgage Trust, Inc. *	1,014,000	4.3750		5/5/2022	1,011,423
KKR Real Estate Finance Trust, Inc. - 144A *	2,200,000	6.1250		5/15/2023	2,195,998
Redwood Trust, Inc. *	3,000,000	4.7500		8/15/2023	2,831,508
Two Harbors Investment Corp. - 144A *	2,000,000	6.2500		1/15/2022	2,014,566
Western Asset Mortgage Capital Corp. *	3,000,000	6.7500		10/1/2022	2,855,703
					17,790,136
RETAIL - 3.60%
EZCORP, Inc. - 144A *	5,000,000	2.3750		5/1/2025	4,186,420

SEMICONDUCTORS - 4.13%
ON Semiconductor Corp. *	1,000,000	1.6250		10/15/2023	1,211,113
Synaptics, Inc. *	4,000,000	0.5000		6/15/2022	3,590,400
					4,801,513
SOFTWARE - 5.53%
Akami Technologies, Inc. - 144A *	4,600,000	0.1250		5/1/2025	4,401,680
Guidewire Software, Inc. *	2,000,000	1.2500		3/15/2025	2,032,086
					6,433,766
TELECOMMUNICATIONS - 5.19%
CalAmp Corp. - 144A *	4,500,000	2.0000		8/1/2025	3,609,806
Finisar Corp. *	2,000,000	0.5000		12/15/2036	1,941,772
Viavi Solutions, Inc. - 144A *	461,000	1.7500		6/1/2023	481,138
					6,032,716
TRANSPORTATION - 8.71%
Aegean Marine Petroleum Network, Inc. * (a)	5,000,000	4.2500		12/15/2021	1,300,000
Air Transport Services Group, Inc. *	4,700,000	1.1250		10/15/2024	4,655,956
Atlas Air Worldwide Holdings, Inc. *	4,000,000	2.2500		6/1/2022	4,175,000
					10,130,956
TRUCKING & LEASING - 3.54%
Greenbrier Cos, Inc. *	4,000,000	2.8750		2/1/2024	4,117,372

TOTAL CONVERTIBLE BONDS
(Cost - $165,701,545)					158,600,129

PREFERRED STOCK - 7.18%	Shares	Dividend Rate (%)
REITS - 7.18%
Great Ajax Corp. *	170,000	7.2500		4/30/2024	4,187,100
Ready Capital Corp. *	160,000	7.0000		8/15/2023	4,168,000
TOTAL PREFERRED STOCK					8,355,100
(Cost - $8,255,800)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 1.24%
United States Treasury Notes *	$1,000,000	1.2500		3/31/2021	975,235
United States Treasury Notes *	500,000	1.2500		7/31/2023	474,707
TOTAL U.S. TREASURY OBLIGATIONS					1,449,942
(Cost - $1,480,886)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019
Security	Shares	Interest Rate (%)			Fair Value

SHORT-TERM INVESTMENTS - 0.43%
MONEY MARKET FUND - 0.43%
Milestone Treasury Obligations Portfolio - Institutional Class	497,896	2.2300	+		$497,896
TOTAL SHORT-TERM INVESTMENTS
(Cost - $497,896)

TOTAL INVESTMENTS - 145.17%
(Cost - $175,936,127)					$168,903,067
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.17)%					(52,556,181)
NET ASSETS - 100.0%					$116,346,886

+ Variable rate security. Interest rate is as of January 31, 2019.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of January 31, 2019.
(a) Security in default; non-income producing.

PORTFOLIO ANALYSIS
As of January 31, 2019
	% of Net
Sector	Assets
Financial	56.57%
Industrial	28.42%
Technology	21.28%
Consumer, Non-cyclical	11.41%
Communications	4.95%
Consumer, Cyclical	8.67%
Energy	2.41%
Government	0.97%
Short-Term Investments	0.33%
Liabilities in Excess of Other Assets	(35.01)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 70.36%
AIRLINES - 1.55%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	$1,800,000	0.0000		9/28/2023	$1,679,220

AUTO MANUFACTURERS - 1.94%
General Motors Co. - Societe Generale SA Synthetic	2,000,000	0.0000		11/16/2021	2,105,200

BIOTECHNOLOGY - 0.94%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000		12/1/2019	1,019,808

COMPUTERS - 6.90%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	3,080,000	0.0000		10/16/2023	2,795,408
Electronics For Imaging, Inc. - 144A	2,300,000	2.2500		11/15/2023	2,313,287
Lumentum Holdings, Inc.	2,200,000	0.2500		3/15/2024	2,367,365
					7,476,060
DIVERSIFIED FINANCIAL SERVICES - 9.24%
Cowen, Inc.	2,300,000	3.0000		12/15/2022	2,587,261
Granite Point Mortgage Trust, Inc. - 144A	2,700,000	5.6250		12/1/2022	2,739,609
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500,000	4.1250		9/1/2022	2,407,450
Voya Financial, Inc. - Deutsche Bank AG Synthetic	2,500,000	1.0000		5/1/2023	2,272,100
					10,006,420
ELECTRONICS - 4.58%
II-VI, Inc.	2,400,000	0.2500		9/1/2022	2,545,920
Vishay Intertechnology, Inc. - 144A	2,600,000	2.2500		6/15/2025	2,418,686
					4,964,606
ENGINEERING & CONSTRUCTION - 4.76%
Dycom Industries, Inc.	2,700,000	0.7500		9/15/2021	2,594,492
Tutor Perini Corp.	2,700,000	2.8750		6/15/2021	2,566,218
					5,160,710
HOME BUILDERS - 1.78%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	2,000,000	0.0000		9/26/2023	1,921,400

INSURANCE - 1.84%
HCI Group, Inc.	2,000,000	4.2500		3/1/2037	1,989,166

INTERNET - 4.31%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	2,800,000	0.0000		4/21/2023	2,827,720
Google, Inc. - Bank of America Finance LLC Synthetic	1,900,000	0.0000		9/28/2023	1,841,100
					4,668,820
INVESTMENT COMPANIES - 1.36%
Goldman Sachs BDC, Inc.	1,500,000	4.5000		4/1/2022	1,473,750

MINING - 2.36%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	2,500,000	0.0000		10/30/2023	2,559,000

PHARMACEUTICALS - 3.90%
Jazz Investments I, Ltd.	2,200,000	1.5000		8/15/2024	2,042,913
Supernus Pharmaceuticals, Inc. - 144A	2,200,000	0.6250		4/1/2023	2,182,125
					4,225,038
REITS - 13.05%
Apollo Commercial Real Estate Finance, Inc.	3,000,000	4.7500		8/23/2022	2,908,125
Arbor Realty Trust, Inc. - 144A	2,500,000	5.2500		7/1/2021	2,518,750
Blackstone Mortgage Trust, Inc.	2,000,000	4.3750		5/5/2022	1,994,918
Exantas Capital Corp.	1,700,000	4.5000		8/15/2022	1,683,000
KKR Real Estate Finance Trust, Inc. - 144A	1,000,000	6.1250		5/15/2023	998,181
Redwood Trust Inc.	2,000,000	4.7500		8/15/2023	1,887,672
Two Harbors Investment Corp. - 144A	1,000,000	6.2500		1/15/2022	1,007,283
Western Asset Mortgage Capital Corp.	1,200,000	6.7500		10/1/2022	1,142,281
					14,140,210
RETAIL - 0.77%
EZCORP, Inc. - 144A	1,000,000	2.3750		5/1/2025	837,284

SEMICONDUCTORS - 2.24%
Synaptics, Inc.	2,700,000	0.5000		6/15/2022	2,423,520

SOFTWARE - 0.88%
Akamai Technologies, Inc. - 144A	1,000,000	0.1250		5/1/2025	956,887

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 70.36% (Continued)
TELECOMMUNICATIONS - 4.27%
CalAmp Corp. -144A	$2,500,000	2.0000		8/1/2025	$2,005,448
Finisar Corp.	2,700,000	0.5000		12/15/2036	2,621,392
					4,626,840
TRANSPORTATION - 2.74%
Air Transport Services Group, Inc.	3,000,000	1.1250		10/15/2024	2,971,887

TRUCKING & LEASING - 0.95%
Greenbrier Cos, Inc.	1,000,000	2.8750		2/1/2024	1,029,343

TOTAL CONVERTIBLE BONDS					76,235,169
(Cost - $77,482,459)

PREFERRED STOCK - 4.68%
REITS - 4.68%	Shares	Dividend Rate (%)
Great Ajax Corp.	100,000	7.2500		4/30/2024	2,463,000
Ready Capital Corp.	100,000	7.0000		8/15/2023	2,605,000
TOTAL PREFERRED STOCK					5,068,000
(Cost - $5,004,400)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 22.70%
United States Treasury Notes	$3,000,000	1.1250		2/28/2021	2,919,258
United States Treasury Notes	2,300,000	1.2500		7/31/2023	2,183,652
United States Treasury Notes	2,850,000	1.3750		2/29/2020	2,814,709
United States Treasury Notes	2,000,000	1.3750		8/31/2020	1,965,703
United States Treasury Notes	5,000,000	1.3750		5/31/2021	4,878,320
United States Treasury Notes	4,100,000	1.5000		1/31/2022	3,989,652
United States Treasury Notes	1,000,000	1.6250		12/31/2019	991,563
United States Treasury Notes	3,000,000	1.6250		11/15/2022	2,912,402
United States Treasury Notes	2,000,000	1.6250		5/31/2023	1,932,852
TOTAL U.S. TREASURY OBLIGATIONS					24,588,111
(Cost - $24,652,771)

SHORT-TERM INVESTMENTS - 1.63%	Shares
MONEY MARKET FUND - 1.63%
Milestone Treasury Obligations Portfolio - Institutional Class	1,767,395	2.2300	+		1,767,395
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,767,395)

TOTAL INVESTMENTS - 99.37%
(Cost - $108,907,025)					$107,658,675
OTHER ASSETS LESS LIABILITIES - 0.63%					683,878
NET ASSETS - 100.00%					$108,342,553

+ Variable rate security. Interest rate is as of January 31, 2019.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of January 31, 2019
	% of Net
Sector	Assets
Financial	39.23%
Government	22.54%
Industrial	16.84%
Technology	7.39%
Consumer, Non-cyclical	4.81%
Communications	4.24%
Consumer, Cyclical	2.70%
Short-Term Investments	1.62%
Other Assets Less Liabilities	0.63%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2019 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$738,891,637	$-	$738,891,637
Preferred Stock*	30,610,158	-	-	30,610,158
U.S. Treasury Obligations	-	5,991,163	-	5,991,163
Short-Term Investments	40,509,159	-	-	40,509,159
Total Investments in Securities	$71,119,317	$744,882,800	$-	$816,002,117

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Miller Convertible Plus Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$-	$158,600,129	$-	$158,600,129
Preferred Stock*		8,355,100	-	-	8,355,100
U.S. Treasury Obligations		-	1,449,942	-	1,449,942
Short-Term Investments		497,896	-	-	497,896
Total Investments in Securities		$8,852,996	$160,050,071	$-	$168,903,067

Miller Intermediate Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$-	$76,235,169	$-	$76,235,169
Preferred Stock*		5,068,000	-	-	5,068,000
U.S. Treasury Obligations		-	24,588,111	-	24,588,111
Short-Term Investments		1,767,395	-	-	1,767,395
Total Investments in Securities		$6,835,395	$100,823,280	$-	$107,658,675

* Please refer to the Schedule of Investments for industry classification.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Miller Convertible Bond Fund	$817,831,615	$23,682,077	$(25,511,575)	$(1,829,498)
Miller Convertible Plus Fund	176,378,541	2,374,315	(9,849,789)	(7,475,474)
Miller Intermediate Bond Fund	109,007,551	1,231,988	(2,580,864)	(1,348,876)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President

Miller Investment Trust

Date 3/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President

Miller Investment Trust

Date 3/2719

By (Signature and Title)

/s/ Darlene Murphy

Darlene Murphy

Principal Financial Officer/Treasurer

Miller Investment Trust

Date 3/27/19